LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
14.
LEASES

Operating lease assets primarily represents various facilities under non-cancellable operating leases expiring within one to three years. Lease costs are included in facilitation and servicing expenses, sales and marketing expenses, general and administrative expenses, and research and development expenses, depending on the use of the underlying asset. Operating lease expenses (including fixed lease cost and short-term lease cost) were RMB17,892, RMB29,229 and RMB25,073 for the years ended December 31, 2021, 2022 and 2023, respectively. Total lease expense related to short-term leases was 109, 7,158 and 4,040 for the years ended December 31, 2021, 2022 and 2023, respectively.

Supplemental consolidated balance sheet information related to leases was as follows:

	As of December 31,
	2022	2023
Operating leases:	RMB	RMB
Operating leases right-of-use assets	27,604	49,659
Current portion of lease liabilities	24,986	15,570
Non-current portion of lease liabilities	2,479	32,388
Total operating lease liabilities	27,465	47,958
Weighted average remaining lease term (in years)	1.2	2.9
Weighted average discount rate	4.75%	4.22%

Supplemental cash flow information related to leases for the years ended December 31, 2022 and 2023 is as follows:

	For the year ended December 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	21,977	22,595
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	12,655	46,954

Maturities of lease payments by year and in the aggregate, under non-cancellable operating leases with terms in excess of one year as of December 31, 2023 are as follows:

RMB
2024	16,951
2025	16,215
2026 and thereafter	17,689
Total lease payment	50,855
Less imputed interest	(2,897)
Total	47,958